Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Computation Of Basic And Diluted Loss Per Share

The computation of basic and diluted loss per share is as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Numerator used in basic loss per share
Net loss attributable to LDK Solar CO., Ltd. shareholders	(970,971)	(1,610,068)	(266,872)
Accretion to redemption value of redeemable non-controlling interests	(153,984)	(33,077)	0

Net loss available to LDK Solar CO., Ltd. shareholders	(1,124,955)	(1,643,145)	(266,872)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic loss per share	130,492,366	178,930,738	196,467,274

Loss per share – basic	(8.62)	(9.18)	(1.36)

Loss per share – diluted	(8.62)	(9.18)	(1.36)